Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Apr. 30, 2016	May 02, 2015
Deferred tax assets:
Accrued liabilities	$ 124,475	$ 119,458
Inventory	3,844	15,616
Insurance liability	8,392	8,212
Loss and credit carryovers	31,100	24,411
Lease transactions	13,813	23,685
Pension	670	6,175
Stock-based compensation	1,918	3,373
Other	503	1,132
Gross deferred tax assets	184,715	202,062
Valuation allowance	(7,903)	(1,215)
Net deferred tax assets	176,812	200,847
Deferred tax liabilities:
Prepaid expenses	(5,678)	(6,778)
Goodwill and intangible asset amortization	(133,267)	(131,338)
Investment in Barnes & Noble.com	(78,650)	(78,526)
Depreciation	(13,234)
Gross deferred tax liabilities	(230,829)	(216,642)
Net deferred tax liabilities	$ (54,017)	$ (15,795)